Expense Example (Invesco V.I. Dividend Growth Fund, Series II shares, Invesco V.I. Dividend Growth Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Dividend Growth Fund | Series II shares, Invesco V.I. Dividend Growth Fund
Example
Expense Example, By Year, Column [Text]	Series II shares
1 Year	$ 94
3 Years	325
5 Years	576
10 Years	$ 1,292